SHARE CAPITAL - Summary of Common Shares (Details)		12 Months Ended
	May 06, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Beginning balance		$ (95,625,929)	$ (95,625,929)		$ 4,884,091	$ 1,492,142
Shares redeemed (in shares) | shares						(214,244)
Retractable common shares converted (in shares) | shares	(17,994,857)
Reclass to equity	$ (29,072,804)
Accretion expense			(2,031,863)		(4,791,806)	$ (2,746,799)
Foreign currency translation adjustment			321,188		(4,630,873)	234,375
Ending balance		$ 368,681,834	$ 368,681,834	$ (95,625,929)	$ (95,625,929)	$ 4,884,091
Share capital | Common shares, retractable
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period (in shares) | shares		17,994,857	17,994,857	17,994,857	17,994,857	16,709,530
Shares issued and fully paid						$ 1,054,999
Retractable common shares converted (in shares) | shares		(17,994,857)	(17,994,857)
Number of shares outstanding at end of period (in shares) | shares		0	0	17,994,857	17,994,857	17,994,857
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period (in shares) | shares		110,551,314	110,551,314	110,551,314	110,551,314	101,338,727
Beginning balance			$ 32,562,541		$ 32,562,541	$ 26,333,635
Number of shares outstanding at end of period (in shares) | shares		190,002,712	190,002,712	110,551,314	110,551,314	110,551,314
Ending balance			$ 418,709,160		$ 32,562,541	$ 32,562,541
Common shares, retractable | Share capital | Common shares, retractable
Disclosure of classes of share capital [line items]
Shares issued and fully paid (in shares) | shares						1,499,571
Shares redeemed (in shares) | shares						(214,244)
Shares redeemed						$ 12,538
Reclass to equity	$ (29,072,804)
Accretion expense			2,031,863		5,130,685	3,202,831
Foreign currency translation adjustment			1,185,432		673,928	844,073
Amortized cost | Common shares, retractable | Share capital | Common shares, retractable
Disclosure of classes of share capital [line items]
Beginning balance			25,855,509		20,050,896	14,936,455
Ending balance			$ 0		$ 25,855,509	$ 20,050,896